Income taxes (Details 2) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)
Tax losses	$ 958		$ 838
Temporary differences	(6)		(2)
Less: valuation allowances	(794)		(650)
Net deferred tax assets	$ 158		$ 186
ZHEJIANG TIANLAN
Tax losses | ¥		¥ 0		¥ 0
Allowance for doubtful debts | ¥		6,269		5,864
Net deferred tax assets | ¥		¥ 6,269		¥ 5,864